Credit Risk - Disclosure of Detailed Information of Interest Only Loan Maturity Analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	£ 40,906	£ 38,722
Term expired
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	393	374
Within 2 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	1,902	1,736
Between 2-5 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	3,825	3,722
Between 5-15 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	19,784	20,490
Greater than 15 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	15,002	12,400
Weighted average LTV
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	2,608	2,721
Weighted average LTV | Term expired
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	13	13
Weighted average LTV | Within 2 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	106	131
Weighted average LTV | Between 2-5 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	113	154
Weighted average LTV | Between 5-15 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	1,020	1,405
Weighted average LTV | Greater than 15 years
Disclosure of credit risk exposure [line items]
Carrying amount of interest-only loans	£ 1,356	£ 1,018